Segment And Geographic Information (Tables)	6 Months Ended
Jun. 26, 2021
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Region
Net revenue by country based on the
sell-to
address of the
end-users
is as follows:

	Three Months Ended		Six Months Ended
(in millions)	June 27, 2020	June 26, 2021	June 27, 2020	June 26, 2021
U.S.	$231	$284	$442	$552
Other (1)	152	183	295	357

Total net revenue	$383	$467	$737	$909

(1)	No other individual country accounted for more than 10% of net revenue.